Segment Information - Schedule of Components of Segment Profit or Loss (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Segment Reporting Information [Line Items]
Total Revenue		$ 92,132	$ 76,923	$ 271,589	$ 235,908	$ 327,274	$ 315,362
Cost of revenue		79,533	68,238	233,967	215,227	290,212	264,176
Selling, general and administrative		19,516	20,001	60,804	66,674	91,337	75,430
Depreciation and amortization		6,505	6,110	18,526	19,283	25,709	26,982
(Gain) loss on aircraft sales and aircraft held for sale		(2,123)	3,480	(3,313)	4,897	2,795	(13,905)
Net loss	$ 1,287	(21,078)	(24,136)	(60,198)	(84,980)	(101,495)	(54,738)	$ (56,025)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue		92,132	76,923	271,589	235,908	327,274	315,362
Cost of revenue		79,533	68,238	233,967	215,227	290,212	264,176
Selling, general and administrative		19,516	20,001	60,804	66,674	91,337	75,430
Depreciation and amortization		6,505	6,110	18,526	19,283	25,709	26,982
(Gain) loss on aircraft sales and aircraft held for sale		(2,123)	3,480	(3,313)	4,897	2,795	(13,905)
Other		9,779	3,230	21,803	14,807	18,675	17,417
Net loss		$ (21,078)	$ (24,136)	$ (60,198)	$ (84,980)	$ (101,454)	$ (54,738)